Concentrations (Tables)	12 Months Ended
Jun. 30, 2023
Net Revenues [Member]
Concentrations (Tables) [Line Items]
Schedule of Concentration Risks	Details of the customers accounting for 10% or more of total net revenues are as follows:
	Years ended June 30,
	2021	% of net revenues	2022	% of net revenues	2023	2023	% of net revenues
	RMB		RMB		RMB	US$

Company A	29,264	15.3%	35,611	18.9%	*	*	*
Company B	122,723	64.2%	47,642	25.2%	15,360	2,118	13.4%
Company C	*	*	*	*	14,631	2,018	12.8%
	151,987	79.5%	83,253	44.1%	29,991	4,136	26.2%
*	represented less than 10% of total net revenues for the year then ended.

Accounts Receivable [Member]
Concentrations (Tables) [Line Items]
Schedule of Concentration Risks	Details of the customers which accounted for 10% or more of accounts receivable, net are as follows:
	As of June 30,
	2022	%	2023	2023	%
	RMB		RMB	US$

Company A	40,762	68.5%	20,311	2,801	54.0%
Company B	6,078	10.2%	*	*	*
	46,840	78.7%	20,311	2,801	54.0%
*	represented less than 10% of accounts receivable for the year then ended.